Cash dividend (Details) $ / shares in Units, $ in Thousands	Nov. 29, 2024 USD ($) $ / shares shares	Nov. 29, 2024 HKD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Ordinary share, shares outstanding			12,938,128	12,938,128
S 2024 Dividends
Dividends payable, declared	Nov. 29, 2024	Nov. 29, 2024
Cash dividend (per share) | $ / shares	$ 0.35
Ordinary share, shares outstanding	12,938,128	12,938,128
Dividends payable, date of record	Dec. 13, 2024	Dec. 13, 2024
Total amount paid to shareholders	$ 4,528,340	$ 35,321
Dividends payable, date to be paid	Dec. 20, 2024	Dec. 20, 2024